SHARE-BASED COMPENSATION EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of estimated fair value of the options on the respective grant dates using a binomial option pricing model
	Share awards granted on November 1, 2009	Share awards granted on January 3, 2017

Expected volatility	71%	40%
Expected dividends	-	-
Risk-free interest rate	3.50%	3.10%
Expected term (in years)	5	5
Expected life (in years)	7.17	6

Schedule of summary of share option activity
	Number of shares	Weighted average exercise price	Weighted average grant date fair value
		RMB	RMB
Balance, December 31, 2016	-	-	-
Granted	187,933,730	-	1.27
Exercised	-	-	-
Surrendered	-	-	-
Balance, December 31, 2017	187,933,730	-	1.27
Exercisable, December 31, 2017	112,760,238	-	1.27
Expected to vest, December 31, 2017	75,173,492	-	1.27

Balance, December 31, 2017	187,933,730	-	1.27
Granted	-	-	-
Exercised	-	-	-
Surrendered	-	-	-
Balance, December 31, 2018	187,933,730	-	1.27
Exercisable, December 31, 2018	150,346,984	-	1.27
Expected to vest, December 31, 2018	37,586,746	-	1.27

Schedule of fair value of options and ordinary shares estimated at the dates of option grants
Date of options grant	Options granted	Exercise price	Fair value of option	Fair value of ordinary shares

November 1, 2009	25,678	RMB3,190	RMB640.10	RMB1,506
January 3, 2017	75,173,492	RMB0.50	RMB1.26	RMB1.72
January 3, 2017	112,760,238	RMB0.50	RMB1.27	RMB1.72